Related Party Transactions (Details) - Schedule of General Support Services Provided to the Related Party - Nukkleus Inc.[Member] - USD ($)	3 Months Ended		9 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Service provided to:
Service provided to related parties	$ 4,800,000	$ 4,800,000	$ 14,400,000	$ 14,400,000
Service received from:
Service received from related parties	4,675,000	4,725,000	14,125,000	14,175,000
TCM [Member]
Service provided to:
Service provided to related parties	4,800,000	4,800,000	14,400,000	14,400,000
FXDIRECT [Member]
Service received from:
Service received from related parties	$ 4,675,000	$ 4,725,000	$ 14,125,000	$ 14,175,000